Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 30, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We have adopted a clawback policy to provide for the recovery of erroneously-awarded incentive compensation, as required by the Dodd-Frank Act, final SEC rules and applicable listing standards.